CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements Of Operations And Comprehensive Loss
License Fees and Royalties	$ 760,329	$ 166,803	$ 158,166
Consulting Revenues			25,337
TOTAL REVENUES	760,329	166,803	183,503
General and Administrative Expenses	994,931	404,791	374,676
Goodwill impairment (Note 15)	19,425,346
Research and Development Expenses			16,609
Depreciation	3,452	2,280	33,698
LOSS FROM OPERATIONS	(19,663,400)	(240,268)	(241,480)
OTHER INCOME
Other income	106,377	244,325	83,292
Interest income	2,704	682
OTHER EXPENSES
Interest Expense, net	(88,348)	(97,632)	(103,872)
LOSS BEFORE INCOME TAXES	(19,642,667)	(92,893)	(262,060)
INCOME TAX (Note 10)
Net Loss	(19,642,667)	(92,893)	(262,060)
Net (Income)/Loss attributable to Non-Controlling interests	(15,620)	15,604
Net Gain/(Loss) attributable to UMeWorld Limited Stockholders	(19,658,287)	(77,289)	(262,060)
Comprehensive Loss
Net Gain/(Loss)	(19,658,287)	(92,893)	(262,060)
Translation Adjustment	4,346	(315)	(3,726)
Comprehensive Gain/(Loss)	(19,653,941)	(93,208)	(265,786)
Less: Comprehensive Loss Attributable to Non-Controlling Interests	(869)	(63)	(745)
Comprehensive Gain/(Loss) Attributable to UMeWorld Limited Stockholders	$ (19,654,810)	$ (93,271)	$ (266,531)
Per Share Data
Net Loss Per Share, basic and diluted	$ (0.2208)	$ (0.0037)	$ (0.014)
Weighted Average Number of Common Shares Outstanding	89,036,000	25,023,148	18,960,489